Property, Fixtures and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, fixtures and equipment, net
Depreciation is computed on the straight-line method over the following estimated useful lives:

Buildings and building improvements	20 to 30 years
Furniture and fixtures	5 to 7 years
Equipment	2 to 7 years
Leasehold improvements	5 to 20 years
Capitalized software	3 to 5 years
Property, fixtures and equipment, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Land	$262,378	$329,143
Buildings and building improvements	917,243	1,013,618
Furniture and fixtures	303,304	263,266
Equipment	422,069	362,649
Leasehold improvements	396,101	369,726
Construction in progress	32,646	22,011
Less: accumulated depreciation	(827,706)	(724,515)
	$1,506,035	$1,635,898